Note 16 - Stock-based Compensation Plans Summary of Nonvested Share (Details) - $ / shares	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	170,932	0	215,000
Granted, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 4.46	$ 0	$ 3.47
Shareholder-Approved Stock Option Plan [Member]
Stock Options Outstanding (in shares)	53,578	123,854
Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 2.52	$ 2.56
Vested (in shares)	(72,218)	(70,276)
Vested, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 3.70	$ 1.92
Stock Options Outstanding (in shares)	152,292	53,578	123,854
Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 4.12	$ 2.52	$ 2.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	170,932
Granted, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 4.46